GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE OF EXPENSE (Details) $ in Thousands			12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
General And Administrative Expenses [Line Items ]
Office and administration			$ 10,975	$ 21,899
Share-based compensation	$ 4,820,000	$ 2,490,000
Total General and Administrative Expenses			10,487	9,615
Corporate Level [Member]
General And Administrative Expenses [Line Items ]
Depreciation of plant and equipment and ROU assets			291	289
Business development, investor relations and travel			351	477
Office and administration			1,156	739
Professional and regulatory			1,353	1,378
Salaries and contractors			3,797	3,418
Share-based compensation			3,539	3,314
Expenses, by nature			$ 10,487	$ 9,615